Standardised Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves (Standardised Measure) (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Discounted future net cash flows relating to proved oil and gas reserves [line items]
Future cash inflows	$ 23,946	$ 26,183	$ 38,175
Future production costs	(9,323)	(9,464)	(10,086)
Future development costs	(7,375)	(7,799)	(8,602)
Future income taxes	(676)	(1,540)	(4,919)
Future net cash flows	6,572	7,380	14,568
Discount at 10 per cent per annum	(1,721)	(2,322)	(5,416)
Standardised measure	4,851	5,058	9,152	$ 10,240
Australia [member]
Discounted future net cash flows relating to proved oil and gas reserves [line items]
Future cash inflows	8,948	11,526	18,292
Future production costs	(3,783)	(4,027)	(4,710)
Future development costs	(4,118)	(4,124)	(3,860)
Future income taxes	706	(187)	(2,551)
Future net cash flows	1,753	3,188	7,171
Discount at 10 per cent per annum	(160)	(642)	(1,926)
Standardised measure	1,593	2,546	5,245
United States [member]
Discounted future net cash flows relating to proved oil and gas reserves [line items]
Future cash inflows	13,437	12,997	18,076
Future production costs	(5,122)	(4,943)	(4,917)
Future development costs	(2,996)	(3,242)	(4,516)
Future income taxes	(944)	(880)	(1,657)
Future net cash flows	4,375	3,932	6,986
Discount at 10 per cent per annum	(1,468)	(1,586)	(3,396)
Standardised measure	2,907	2,346	3,590
Other countries [member]
Discounted future net cash flows relating to proved oil and gas reserves [line items]
Future cash inflows	1,561	1,660	1,807
Future production costs	(418)	(494)	(459)
Future development costs	(261)	(433)	(226)
Future income taxes	(438)	(473)	(711)
Future net cash flows	444	260	411
Discount at 10 per cent per annum	(93)	(94)	(94)
Standardised measure	$ 351	$ 166	$ 317